Loans and borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of borrowings [text block] [Abstract]
Loans and borrowings

9. Loans and borrowings

The book value of loans and borrowings are as follows:

	June 30 2021 £’000	December 31 2020 £’000
Current
Stocking loans	116,155	86,709
Mortgages	523	1,368
Lease liabilities	14,125	6,540
	130,803	94,617
Non-current
Mortgages	1,776	2,126
Lease liabilities	46,702	41,508
	48,478	43,634
Total loans and borrowings	179,281	138,251

The Group’s loans and borrowings are mainly denominated in Pound Sterling.

19. Loans and borrowings

The book value of loans and borrowings are as follows:

	December 31 2020	December 31 2019	December 31 2018
	£‘000	£‘000	£‘000
Current
Stocking loans	86,709	32,477	—
Mortgages	1,368	—	—
Lease liabilities	6,540	1,510	—
	94,617	33,987	—
Non-Current
Mortgages	2,126	—	—
Lease liabilities	41,508	4,358	—
	43,634	4,358	—
Total loans and borrowings	138,251	38,345	—

The carrying value of loans and borrowings classified as financial liabilities measured at amortized cost approximates fair value. Details of the interest rates, maturity and security details of loans and borrowings are set out in note 23.

The Group’s loans and borrowings are denominated in Pound Sterling.

Set out below are the movements in lease liabilities during the Period:

Loans and Borrowings
£‘000
As at December 31, 2018	—

Additions	6,496
Accretion of interest	65
Payments	(693)
As at December 31, 2019	5,868

Additions	19,850
Acquisition of a subsidiary	27,972
Accretion of interest	652
Payments	(6,294)
As at December 31, 2020	48,048